EMPLOYEES - Aggregate remuneration comprised (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) employee	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee
EMPLOYEES
Directors and employees | employee	20	25	30
Aggregate remuneration
Wages and salaries	$ 3,393	$ 4,267	$ 6,017
Social security costs	98	141	250
Pension costs	77	109	163
Share based payments	2,636	3,759	3,892
Employees benefits expense	$ 6,204	$ 8,276	$ 10,322